SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Major Subsidiaries and Consolidated Variable Interest Entities (Details)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2020
Beijing Ronglian Yitong Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Nature of VIE	VIE
Beijing Ronglian Qimo Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%
Beijing Ronglian Guanghui Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%
Beijing Baiyi High-tech Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%	38.00%
Beijing Ronglian Huitong Technology Information Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%
Cloopen Japan Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	Japan
Percentage of ownership	100.00%
Anxun Guantong (Beijing) Technology Co., Ltd.
Variable Interest Entity [Line Items]
Place of incorporation	PRC
Percentage of ownership	100.00%
Cloopen limited
Variable Interest Entity [Line Items]
Place of incorporation	HK
Percentage of ownership	100.00%